Earnings per share - Summary of earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 5,316	£ 4,274	£ 5,023
Basic weighted average number of shares in issue (in shares)	14,755	15,445	16,333
Number of potential ordinary shares (in shares)	516	450	534
Diluted weighted average number of shares (in shares)	15,271	15,895	16,867
Basic earnings per ordinary share (in GBP per share)	£ 0.360	£ 0.277	£ 0.308
Diluted earnings per ordinary share (in GBP per share)	£ 0.348	£ 0.269	£ 0.298